Stock-Based Compensation	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 10 - STOCK-BASED COMPENSATION

In October 2016, Predecessor’s Board of Directors approved the adoption of an Equity Incentive Plan (“Predecessor EIP”). As amended, the Predecessor EIP permits Predecessor to grant awards allowing for the issuance of up to 4,888,402 shares of Predecessor’s common stock. On close of the Merger, outstanding awards issued for the Predecessor EIP were converted to options to purchase a number of shares of the Company’s Common Stock equal to the number of Predecessor shares multiplied by the Merger conversion ratio of 0.064452 at a price of the Predecessor option strike price divided by the Merger conversion ratio. The Predecessor EIP was then cancelled.

Predecessor’s Stock option activity for the period from December 31, 2022 through March 31, 2023 and December 31, 2023 through February 14, 2024 and the Company’s stock option activity for the period from February 14, 2024 through March 31, 2024, was as follows:

	Outstanding Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Balance, December 31, 2022 (Predecessor)	1,138,110	$0.28	8.18
Options exercised (Predecessor)	(16,666)	$0.31
Options cancelled (Predecessor)	(219,444)	$0.31
Balances, March 31, 2023 (Predecessor)	902,000	$0.28	7.77

Balance, December 31, 2023 (Predecessor)	782,499	$0.27	6.86
Options cancelled (Predecessor)	(782,499)	$0.27	6.74
Balance, February 14, 2024 (Predecessor)	-	$-	-

Balance, February 14, 2024 (Predecessor)	-	$-	-
Options granted (Successor)	4,619,425	$1.80
Balances, March 31, 2024 (Successor)	4,619,425	$1.80	9.99

The intrinsic value of Predecessor options exercised during the three-month period ended March 31, 2023 was $4,666. No options were exercised in the three-month period ended March 31, 2024.

On March 25, 2024, the Company’s Board adopted, and its stockholders approved, an Equity Incentive Plan (the “2024 Plan”). The 2024 Plan provides for the granting of stock options, restricted stock and stock appreciation rights to employees, members of the Board of Directors and non-employee consultants. Stock options granted generally expire ten years after their original date of grant and generally vest 25% on the first anniversary of the grant, then monthly to the fourth anniversary of the date of grant, subject to continued service through the applicable vesting date. The plan allows for the issuance of up to 5,172,590 shares of Common Stock. On April 30, 2024, the 2024 Plan was amended to include 2,000,000 additional shares of Common Stock in the pool available for future grant awards.

The Company estimated the fair value of stock options granted during the period February 14, 2024 through March 31, 2024 using Black-Scholes with the following weighted average assumptions:

●	The Common Stock expected dividend yield assumption of 0.0% is based on the expectation of no dividend payouts to Common Stock.

●	The risk-free interest rate assumption is based on the U.S. Department of Treasury instruments whose term was most consistent with the expected life of the Company’s stock options.

●	The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company does not have sufficient public trading history for the Company’s Common Stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical price data for the Company’s Common Stock becomes available.

●	The expected lives of the Company’s stock options are estimated based on the type of award issued using approaches that do not rely on the historical data of the Company, as management has concluded there is insufficient data to provide a reasonable forward-looking estimate. The expected life of an incentive stock option is estimated using the simplified method described in Staff Accounting Bulletin Topic 14 - Share-Based Payment. All incentive stock options awarded by the Company have terms consistent with this approach, which is to calculate the weighted average midpoint between the vesting date of each vesting tranche and the termination date of the option. Non-qualified stock options are valued using the contractual life as the expected term.

For the period from February 14, 2024 through March 31, 2024, the Company recorded stock-based compensation expense of $0.09 million, of which $0.03 million was related to R&D and $0.06 was related to general and administrative.

For the period from January 1, 2024 through February 13, 2024, Predecessor recorded an immaterial amount of stock-based compensation expense.

For the three-month period ended March 31, 2023, Predecessor recorded stock-based compensation expense of $28,144, of which $24,148 was related to R&D and $3,995 was related to general and administrative.

As of March 31, 2024, the Company had $4,799,501 of unamortized stock-based compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 2.37 years. The weighted average grant date calculated fair value per share of the Company’s options granted during the period February 14, 2024, through March 31, 2024, was $1.06.

There were no Predecessor options granted in the three-month period ended March 31, 2023.

NOTE 10 – STOCK-BASED COMPENSATION

In October 2016, the Company’s Board of Directors approved the adoption of an Equity Incentive Plan (“EIP”). As amended, the EIP permits the Company to grant awards allowing for the issuance of up to 4,888,402 shares of the Company’s common stock.

The EIP provides for the grant of incentive and non-statutory stock options and restricted stock awards to employees, non-employee directors, and consultants of the Company. Stock options and restricted stock awards granted under the EIP generally vest 25% on the first anniversary of the grant, then monthly to the fourth anniversary of the date of grant. All awards expire ten years from the date of grant. Options are exercisable only to the extent vested. The per share purchase price of all restricted stock and the exercise price of all stock options granted under the EIP must be at least equal to 100% of the fair value of the Company’s common stock at the date of grant, as determined by the Board of Directors.

Stock option activity for the years ended December 31, 2023 and 2022, was as follows:

	Outstanding Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)
Balance, December 31, 2022	1,138,110	$0.29	8.18
Options exercised	(24,166)	$0.24
Options cancelled/forfeited/expired	(331,445)	$0.31
Balance, December 31, 2023	782,499	$0.27	6.86

Exercisable	651,663	$0.28	6.60

The intrinsic value of options exercised during the years ended December 31, 2023 and 2022 was $9,458 and $35,859, respectively.

No options were granted in 2023, and the Company estimated the fair value of stock options granted during the year ended December 31, 2022, using Black-Scholes with the following weighted average assumptions:

2022
Risk-free interest rate	2.28%
Expected life (in years)	8.30
Expected dividend yield	0.0%
Estimated volatility	71.31%

●	The common stock expected dividend yield assumption of 0.0% is based on the Company’s history and expectation of no dividend payouts to common stock.

●	The risk-free interest rate assumption is based on the U.S. Department of Treasury instruments whose term was most consistent with the expected life of the Company’s stock options.

●	The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company does not have any public trading history for the Company’s common stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical data for the Company’s common stock becomes available.

●	The expected lives of stock options are estimated based on the type of award issued using approaches that do not rely on the historical data of the Company, as management has concluded there is insufficient data to provide a reasonable forward-looking estimate. The expected life of an incentive stock option is estimated using the simplified method described in Staff Accounting Bulletin Topic 14 – Share-Based Payment. All incentive stock options awarded by the Company have terms consistent with this approach, which is to calculate the weighted average midpoint between the vesting date of each vesting tranche and the termination date of the option. Non-qualified stock options are valued using the contractual life as the expected term.

For the year ended December 31, 2023, the Company recorded stock-based compensation expense of $96,896, of which $91,664 was related to R&D and $5,232 was related to general and administrative.

For the year ended December 31, 2022, the Company recorded stock-based compensation expense of $381,070, of which $294,164 was related to R&D and $86,906 was related to general and administrative.

As of December 31, 2023, there was $79,526 of unamortized stock-based compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.05 years. No options were granted in 2023, and the weighted average grant date calculated fair value per share of options granted during the year ended December 31, 2022, was $0.50.